Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of earnings per share
The following table summarizes the weighted average shares used in calculating net income per share:

	2022	2021
Weighted average shares – basic	566,710,644	569,203,428
Dilutive impact of share-based compensation	4,357,422	5,895,220
Weighted average shares – diluted	571,068,066	575,098,648